STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION PLANS	STOCK-BASED COMPENSATION PLANS
(a)    Stock-based compensation expense:

	2020	2019
Cost of goods sold	$319	$167
Sales and marketing	5,241	3,644
Research and development	4,014	2,752
Administration	8,379	5,988
Continuing operations	$17,953	$12,551
Discontinued operations	1,987	379
	19,940	12,930
Stock option plan	2,361	2,890
Restricted stock plan	17,579	10,040
	$19,940	$12,930
(b)    Stock option plan

Under the terms of the Company's Stock Option Plan (the “Plan”), the Board of Directors may grant stock options to employees, officers and directors. At the Company's Annual General and Special Meeting of Shareholders on May 21, 2020, shareholders approved a resolution to amend and restate the terms of the Plan. The amendments increased the maximum number of shares issuable pursuant to the Plan to the lesser of 8.9% (increased from 8.1%) of the number of issued and outstanding common shares from time to time or 7,000,000 common shares. In addition, the maximum number of shares issuable pursuant to the Plan, together with any shares issuable pursuant to other security-based compensation arrangements, shall not exceed 8.9% of the number of issued and outstanding common shares from time to time. Based on the number of shares outstanding as at December 31, 2020, stock options exercisable into 720,871 common shares are available for future allocation under the Plan.

The Plan provides that the exercise price of a stock option will be determined on the date of grant and will not be less than the closing market price of the Company's stock at that date. Stock options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each month thereafter. The Company determines the expiry date of each stock option at the time it is granted, which cannot be more than five years after the date of the grant.

The fair value of stock options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2020	2019
Risk-free interest rate	0.31%	2.03%
Annual dividends per share	Nil	Nil
Expected stock price volatility	53%	54%
Expected option life (in years)	4.0	4.0
Average fair value of options granted (in dollars)	$5.26	$5.38

There is no dividend yield as the Company does not pay, and does not plan to pay cash dividends on their common shares.  The expected stock price volatility is based on the historical volatility of the Company's average monthly stock closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior. Forfeitures are accounted for in compensation expense as they occur.

The following table presents stock option activity for the years ended December 31:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Outstanding	$	In Years	$
Outstanding, December 31, 2018	1,378,348	19.64	2.8	822
Granted	462,937	12.34
Exercised	(47,231)	10.43		80
Forfeited	(205,911)	20.31
Outstanding, December 31, 2019	1,588,143	18.14	2.6	30
Granted	289,518	13.01
Exercised	(178,223)	11.36		497
Forfeited	(338,327)	21.95
Outstanding, December 31, 2020	1,361,111	17.27	2.4	1,399

The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option.

The following table summarizes the stock options outstanding and exercisable at December 31, 2020:

	Options Outstanding			Options Exercisable
Range of	Number of Options	Weighted Average Remaining Option Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Exercise Prices	Outstanding	(years)	$	Exercisable	$
$8.46 - $12.73	258,201	2.5	11.40	139,893	11.42
$12.74 - $13.38	273,330	3.8	12.99	69,333	13.03
$13.39 - $16.23	269,416	3.3	14.74	101,628	15.93
$16.24 - $25.15	299,304	1.4	21.09	265,989	21.43
$25.16 - $25.82	260,860	1.1	25.81	249,913	25.81
	1,361,111	2.4	17.27	826,756	19.68

The options outstanding at December 31, 2020 expire between March 12, 2021 and November 17, 2025.

As at December 31, 2020, the unrecognized stock-based compensation cost related to the non-vested stock options was $2,763 (2019 — $4,548), which is expected to be recognized over a weighted average period of 2.4 years (2019 — 2.6 years).
(c)     Restricted share plans
The Company has two market based restricted share unit plans: one for U.S. employees and one for all non-U.S. employees, and a treasury based restricted share unit plan (collectively, the “RSPs”). The RSPs support our growth and profitability objectives by providing long-term incentives to employees and also encourage our objective of employee share ownership through the granting of RSUs. There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of our common shares (or, in certain jurisdictions, cash in lieu at the option of the Company) to settle vested RSUs. The form and timing of settlement is subject to local laws.
At the Company's Annual General and Special Meeting of Shareholders on May 21, 2020, shareholders approved a resolution to amend the treasury based restricted share unit plan (the "Treasury Plan"). The amendments increased the maximum number of shares issuable pursuant to outstanding awards under the Treasury Plan to 4.6% (increased from 3.7%) of the number of issued and outstanding shares and the maximum number of shares issuable pursuant to all of our security-based compensation arrangements is 8.9% (increased from 8.1%) of the number of issued and outstanding shares. Based on the number of shares outstanding as at December 31, 2020, 341,142 share units are available for future allocation under the Treasury Plan. With respect to the two market-based RSPs, independent trustees purchase Sierra Wireless common shares over the facilities of the Toronto Stock Exchange and Nasdaq, which are used to settle vested RSUs. The existing trust funds are variable interest entities and are included in these consolidated financial statements as treasury shares held for RSU distribution. As at December 31, 2020, there were 2,614,135 market RSUs outstanding.
The Company includes a performance-based component to certain grants of units under our RSPs ("PSUs"). The current outstanding PSUs (market condition) have a performance-based three year cliff-vesting criteria measured against a benchmark index. The fair value of the PSUs at date of grant are determined using the Monte Carlo simulation model.
In February 2019, the Board of Directors approved the issuance of PSUs that are measured against an internal performance benchmark based on achieving service revenue targets or cost savings initiatives as well as PSUs measured against a benchmark index. The fair value of the PSUs (performance condition) that are measured against an internal performance benchmark based on achieving service revenue targets or cost savings initiatives is the Company's stock price on the date of grant. The fair value of the PSUs that are measured against a benchmark index at date of grant is determined using the Monte Carlo simulation model. These outstanding PSUs have a performance-based three year cliff-vesting criteria measured against a benchmark index, service revenue or cost savings targets and the associated performance conditions are probable of being achieved.
Generally, non-performance based RSUs vest over three years, in equal one-third amounts on each anniversary date of the grant and some cliff vest in one year. RSU grants to employees who are resident in France for French tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period.
In February 2020, the Company issued certain non-performance based RSUs that cliff-vest in two years.
The intrinsic value of outstanding RSUs is calculated as the quoted market price of the stock at the balance sheet date. The intrinsic value of vested/settled RSUs is calculated as the quoted market price of the stock at date of vesting.
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	$	In years	$
Outstanding, December 31, 2018	1,046,275	19.24	2.6	13,289
Granted	1,222,131	12.44
Vested / settled	(333,865)	18.22		4,607
Forfeited	(118,782)	15.20
Outstanding, December 31, 2019	1,815,759	15.42	2.3	17,310
Granted	2,865,042	12.80
Vested / settled	(586,343)	16.30		6,569
Forfeited	(303,175)	12.83
Outstanding, December 31, 2020	3,791,283	13.61	2.0	55,242
Outstanding – vested and not settled	168,028
Outstanding – unvested	3,623,255
Outstanding, December 31, 2020	3,791,283

As at December 31, 2020, the total remaining unrecognized compensation cost associated with the RSUs totaled $30,055 (2019 — $14,871), which is expected to be recognized over a weighted average period of 1.8 years (2019 — 1.9 years).